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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: September 30, 2008

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:   Mark Saussy
                         Title:  Managing Director
                         Phone:  229-226-8839

                      Signature, Place, and Date of Signing

     /s/ Mark C. Saussy        Thomasville, GA        14-November-2008
     ------------------       ------------------     ------------------
         [Signature]            [City, State]              [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         --------------------               ----
         28-01880                    Anchor Capital Advisors, LLC
         28-05455                    Grisanti Brown & Partners, LLC
         28-2013                     Harris Associates, LP
         28-41980                    Select Equity Group, Inc.
         28-3459                     Smith Asset Management Group, LP
         28-01474                    NWQ Investment Management Company, LLC

                                                   Report Summary:

         Number of Other Included Managers:               None
                                                       -----------
         Form 13F Information Table Entry Total:           67
                                                       -----------
         Form 13F Information Table Value Total:       $133,567.03
                                                       -----------
                                                       (thousands)

                        List of Other Included Managers:

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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                                                                                                   INVESTMENT         SOLE VOTING
NAME OF ISSUER                TITLE OF CLASS           CUSIP      VALUE (x1,000)       AMT SH/PRN  DISCRETION          AUTHORITY
--------------                --------------        -----------   --------------     ----- ------  ----------          ---------
Abbott Laboratories                COM              002824 10 0       569.47         9,890 SH      SOLE                  9,890
American Express                   COM              025816 10 9       240.92         6,800 SH      SOLE                  6,800
American Intl Group Inc            COM              026874 10 7        47.75        14,340 SH      SOLE                 14,340
Anheuser Busch Cos.                COM              035229 10 3       230.08         3,546 SH      SOLE                  3,546
Apollo Group Inc                   CL A             037604 10 5     1,221.28        20,595 SH      SOLE                 20,595
Bank Of America Corporation        COM              060505 10 4       252.89         7,225 SH      SOLE                  7,225
Berkshire Hathaway Inc Del         CL A             084670 10 8    15,672.00           120 SH      SOLE                    120
Berkshire Hathaway Inc Del         CL B             084670 20 7    16,402.14         3,732 SH      SOLE                  3,732
Brown & Brown Inc                  COM              115236 10 1     1,057.43        48,910 SH      SOLE                 48,910
C H Robinson Worldwide Inc         COM NEW          12541W 20 9       411.25         8,070 SH      SOLE                  8,070
Cb Richard Ellis Group Inc A       CL A             12497T 10 1       950.34        71,080 SH      SOLE                 71,080
Cemex SAB DE CV                    SPON ADR NEW     151290 88 9     2,546.20       147,863 SH      SOLE                147,863
Central European Media Entrp       CL A NEW         G20045 90 2       713.84        10,915 SH      SOLE                 10,915
Chevron Corp                       COM              166764 10 0       882.45        10,699 SH      SOLE                 10,699
Coca Cola Co                       COM              191216 10 0     5,123.28        96,885 SH      SOLE                 96,885
Conagra Incorporated               COM              205887 10 2       297.45        15,285 SH      SOLE                 15,285
Cooper Inds Ltd Cl A               CL A             G24182 10 0       922.45        23,090 SH      SOLE                 23,090
Dell Inc                           COM              24702R 10 1     6,177.86       374,870 SH      SOLE                374,870
Dentsply Intl Inc New              COM              249030 10 7       207.97         5,540 SH      SOLE                  5,540
Disney Walt Co                     COM DISNEY       254687 10 6     1,963.70        63,985 SH      SOLE                 63,985
Ebay Inc                           COM              278642 10 3       208.13         9,300 SH      SOLE                  9,300
Exxon Mobil Corp                   COM              30231G 10 2     3,064.62        39,462 SH      SOLE                 39,462
Fairfax Financial Hldgs ltd        Sub Vtg          303901 10 2     2,467.04         7,510 SH      SOLE                  7,510
Fastenal Co                        COM              311900 10 4       407.47         8,250 SH      SOLE                  8,250
Flowers Foods                      COM              343498 10 1    37,798.02     1,287,398 SH      SOLE              1,287,398
Focus Media Holding                SPONSORED ADR    34415V 10 9       740.12        25,960 SH      SOLE                 25,960
Franklin Electric Co               COM              353514 10 2       747.55        16,780 SH      SOLE                 16,780
General Electric                   COM              369604 10 3     2,088.58        81,905 SH      SOLE                 81,905
Global Sources Ltd                 COM              G39300 10 1       115.77        11,497 SH      SOLE                 11,497
Graco Inc                          COM              384109 10 4       435.87        12,240 SH      SOLE                 12,240
Greenlight Capital Re Ltd          CLASS A          G4095J 10 9     2,679.37       116,545 SH      SOLE                116,545
Home Depot Inc                     COM              437076 10 2       256.47         9,906 SH      SOLE                  9,906
Idexx Labs Corp                    COM              45168D 10 4       502.52         9,170 SH      SOLE                  9,170
Ishares TR                         S&P GLB100INDX   464287 57 2       750.53        12,082 SH      SOLE                 12,082
Ishares TR                         S&P 100 IDX FD   464287 10 1       462.83         8,726 SH      SOLE                  8,726
Johnson & Johnson                  COM              478160 10 4     2,937.26        42,397 SH      SOLE                 42,397
Kirby Corp                         COM              497266 10 6       913.78        24,085 SH      SOLE                 24,085
Laboratory Corp Amer Hldgs         COM NEW          50540R 40 9       521.25         7,500 SH      SOLE                  7,500
Level 3 Communications Inc         COM              52729N 10 0     2,811.89     1,041,442 SH      SOLE              1,041,442
Liberty Media Holding Corp New     ENT COM SER A    53071M 50 0       513.01        20,545 SH      SOLE                 20,545
Liberty Media Holding Corp New     INT COM SER A    53071M 10 4       394.40        30,550 SH      SOLE                 30,550
Martin Marietta Matls Inc          COM              573284 10 6       445.68         3,980 SH      SOLE                  3,980
Medtronic Inc                      COM              585055 10 6       312.37         6,235 SH      SOLE                  6,235
Meredith Corp                      COM              589433 10 1       746.99        26,640 SH      SOLE                 26,640
Microsoft Corp                     COM              594918 10 4     1,280.17        47,964 SH      SOLE                 47,964
Millipore Corp                     COM              601073 10 9       888.21        12,910 SH      SOLE                 12,910
Mohawk Inds Inc                    COM              608190 10 4       632.12         9,380 SH      SOLE                  9,380
Monsanto Co New                    COM              61166W 10 1       641.39         6,480 SH      SOLE                  6,480
Moodys Corp                        COM              615369 10 5       949.96        27,940 SH      SOLE                 27,940
O Reilly Automotive Inc            COM              686091 10 9       544.77        20,350 SH      SOLE                 20,350
Pepsico Inc                        COM              713448 10 8       351.65         4,934 SH      SOLE                  4,934
Perkinelmer Inc                    COM              714046 10 9       733.99        29,395 SH      SOLE                 29,395
Pharmaceutical Holdrs Trust        Depositry Rcpt   71712A 20 6       312.08         4,700 SH      SOLE                  4,700
Polo Ralph Lauren Corp             CL A             731572 10 3       308.21         4,625 SH      SOLE                  4,625
Procter & Gamble Co                COM              742718 10 9     2,959.46        42,466 SH      SOLE                 42,466
Ruby Tuesday, Inc.                 COM              781182 10 0       775.11       133,870 SH      SOLE                133,870
Sei Investments                    COM              784117 10 3       570.98        25,720 SH      SOLE                 25,720
Suncor Energy, Inc.                COM              867229 10 6       225.45         5,350 SH      SOLE                  5,350
Suntrust Banks                     COM              867914 10 3       269.49         5,990 SH      SOLE                  5,990
Symantec Corp                      COM              871503 10 8       338.73        17,300 SH      SOLE                 17,300
Synovus Financial Corp             COM              87161C 10 5       413.70        39,971 SH      SOLE                 39,971
Thermo Fisher Scientific           COM              883556 10 2       889.90        16,180 SH      SOLE                 16,180
Total Systems Services, Inc.       COM              891906 10 9       691.06        42,138 SH      SOLE                 42,138
Triad Guaranty Inc                 COM              895925 10 5        61.95        39,461 SH      SOLE                 39,461
Vca Antech Inc                     COM              918194 10 1       710.96        24,125 SH      SOLE                 24,125
Washington Post Co Cl B            CL B             939640 10 8       453.76           815 SH      SOLE                    815
Xerox Corp                         COM              984121 10 3       351.67        30,500 SH      SOLE                 30,500
                                                                  ----------
                                   # of holdings reported    67   133,567.03
                                                                  ==========
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